VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—5.8%
U.S. Treasury Notes
1.000%, 12/15/24(1)	$ 59,525	$ 58,379
0.250%, 5/31/25	68,370	65,377
1.625%, 2/15/26	94,570	89,830
4.375%, 8/15/26	41,070	40,801
Total U.S. Government Securities (Identified Cost $254,054)		254,387

Foreign Government Securities—2.8%
Arab Republic of Egypt 144A 7.600%, 3/1/29(2)	5,155	4,677
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(3)(4)	20,999	2,898
RegS 7.750%, 10/13/19(3)(4)	9,851	1,418
Costa Rica Government 144A 6.125%, 2/19/31(2)	2,070	2,077
Dominican Republic
144A 5.500%, 2/22/29(2)	3,285	3,172
144A 7.050%, 2/3/31(2)	2,200	2,265
Hungary Government International Bond 144A 6.125%, 5/22/28(2)	11,510	11,726
Kingdom of Jordan 144A 7.500%, 1/13/29(2)	5,500	5,362
Kingdom of Morocco 144A 5.950%, 3/8/28(2)	3,000	3,007
Republic of Angola 144A 8.250%, 5/9/28(2)	2,445	2,295
Republic of Argentina 3.500%, 7/9/41(5)	15,910	6,237
Republic of Ivory Coast 144A 6.375%, 3/3/28(2)	13,575	13,117
Republic of Nigeria 144A 6.125%, 9/28/28(2)	2,955	2,591
Republic of Panama
3.875%, 3/17/28	5,245	4,844
7.500%, 3/1/31	3,150	3,295
Republic of Serbia 144A 6.250%, 5/26/28(2)	8,095	8,191
Republic of Turkiye
9.375%, 3/14/29	3,230	3,513
9.125%, 7/13/30	9,555	10,415
Romania Government International Bond 144A 5.875%, 1/30/29(2)	8,940	8,881
Saudi International Bond 144A 4.750%, 1/18/28(2)	6,500	6,427
United Mexican States
3.750%, 1/11/28	8,700	8,227
5.000%, 5/7/29	7,030	6,861
Total Foreign Government Securities (Identified Cost $141,451)		121,496

	Par Value	Value

Mortgage-Backed Securities—25.0%
Agency—2.8%
Federal Home Loan Mortgage Corporation
Pool #SB8269 6.000%, 10/1/38	$ 39,295	$ 39,706
Pool #SD3238 5.500%, 12/1/52	2,771	2,739
Federal National Mortgage Association
Pool #254549 6.000%, 12/1/32	7	7
Pool #725762 6.000%, 8/1/34	41	42
Pool #773385 5.500%, 5/1/34	46	46
Pool #800267 5.500%, 12/1/34	12	12
Pool #806318 5.500%, 11/1/34	102	103
Pool #808018 5.500%, 1/1/35	63	63
Pool #889578 6.000%, 4/1/38	31	31
Pool #890710 3.000%, 2/1/31	2,035	1,938
Pool #941322 6.000%, 7/1/37	5	5
Pool #AC6992 5.000%, 12/1/39	881	871
Pool #AD3841 4.500%, 4/1/40	901	875
Pool #AD4224 5.000%, 8/1/40	1,027	1,016
Pool #AD6058 4.000%, 8/1/25	175	173
Pool #AE4799 4.000%, 10/1/40	10	10
Pool #AH4009 4.000%, 3/1/41	1,231	1,162
Pool #AI2472 4.500%, 5/1/41	761	739
Pool #AO5149 3.000%, 6/1/27	78	76
Pool #AS6515 4.000%, 1/1/46	1,648	1,543
Pool #FS4438 5.000%, 11/1/52	11,684	11,312
Pool #MA4785 5.000%, 10/1/52	10,857	10,511
Pool #MA4805 4.500%, 11/1/52	22,260	20,996
Pool #MA5072 5.500%, 7/1/53	28,689	28,299
Government National Mortgage Association Pool #563381 6.500%, 11/15/31	4	4
		122,279

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—22.2%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(5)	$ 16,032	$ 16,113
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(2)(5)	4,479	4,171
2021-A, A1 144A 1.065%, 9/25/65(2)(5)	7,126	6,229
2022-B, A1 144A 3.500%, 3/27/62(2)(5)	14,910	14,008
American Homes 4 Rent Trust
2014-SFR3, A 144A 3.678%, 12/17/36(2)	18,504	18,313
2015-SFR1, A 144A 3.467%, 4/17/52(2)	9,741	9,558
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(2)	6,739	6,530
2020-SFR2, D 144A 3.282%, 7/17/37(2)	1,680	1,628
2020-SFR3, B 144A 1.806%, 9/17/37(2)	4,362	4,146
2021-SFR2, C 144A 1.877%, 8/17/38(2)	4,535	4,177
2021-SFR3, D 144A 2.177%, 10/17/38(2)	6,675	6,110
2021-SFR4, B 144A 2.417%, 12/17/38(2)	4,106	3,778
2022-SFR1, C 144A 3.740%, 3/17/39(2)	1,985	1,858
Angel Oak Mortgage Trust
2020-4, A1 144A 1.469%, 6/25/65(2)(5)	2,743	2,552
2021-3, A2 144A 1.305%, 5/25/66(2)(5)	1,638	1,373
2021-5, A1 144A 0.951%, 7/25/66(2)(5)	6,064	5,099
2021-8, A1 144A 1.820%, 11/25/66(2)(5)	9,197	7,911
2022-5, A1 144A 4.500%, 5/25/67(2)(5)	4,750	4,631
2023-1, A1 144A 4.750%, 9/26/67(2)(5)	3,856	3,766
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(5)	2,647	2,518
2019-2, A1 144A 3.347%, 4/25/49(2)(5)	2,559	2,430
2022-1, A1B 144A 3.269%, 12/25/56(2)(5)	4,252	3,810
Banc of America Funding Trust 2004-D, 5A1 5.022%, 1/25/35(5)	704	678
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 6.248%, 3/15/37(2)(5)	10,490	9,913
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	7,140	7,080
	Par Value	Value

Non-Agency—continued
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.227%, 4/15/37(2)(5)	$ 18,900	$ 18,900
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(5)	1,337	1,267
BX Commercial Mortgage Trust
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.290%, 2/15/39(2)(5)	9,022	8,887
2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.720%, 3/15/41(2)(5)	8,190	8,144
BX Trust
2018-GW, B (1 month Term SOFR + 1.317%, Cap N/A, Floor 1.270%) 144A 6.646%, 5/15/35(2)(5)	19,910	19,811
2019-OC11, B 144A 3.605%, 12/9/41(2)	5,000	4,448
2019-OC11, D 144A 4.075%, 12/9/41(2)(5)	7,699	6,807
2022-CLS, A 144A 5.760%, 10/13/27(2)	15,725	15,552
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.949%, 9/15/38(2)(5)	4,505	4,527
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(5)	3,670	3,290
2016-SH2, M2 144A 3.750%, 12/25/45(2)(5)	5,509	4,926
CHL Mortgage Pass-Through Trust 2004-6, 1A2 6.706%, 5/25/34(5)	273	261
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(5)	4,563	4,222
Citigroup Mortgage Loan Trust, Inc.
2013-A, A 144A 3.000%, 5/25/42(2)(5)	2,203	2,065
2018-RP1, A1 144A 3.000%, 9/25/64(2)(5)	2,672	2,580
2019-RP1, A1 144A 3.500%, 1/25/66(2)(5)	3,384	3,229
2020-EXP1, A1B 144A 1.804%, 5/25/60(2)(5)	1,361	1,227
COLT Funding LLC
2021-3R, A1 144A 1.051%, 12/25/64(2)(5)	2,414	2,108
2021-3R, A2 144A 1.257%, 12/25/64(2)(5)	566	492
COLT Mortgage Loan Trust
2022-3, A1 144A 3.901%, 2/25/67(2)(5)	13,848	13,050
2022-4, A1 144A 4.301%, 3/25/67(2)(5)	6,801	6,591
2022-5, A1 144A 4.550%, 4/25/67(2)(5)	13,907	13,785
2023-3, A1 144A 7.180%, 9/25/68(2)(5)	8,053	8,164

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2023-4, A1 144A 7.163%, 10/25/68(2)(5)	$ 1,797	$ 1,821
2021-2R, A1 144A 0.798%, 7/27/54(2)	1,666	1,443
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(2)(5)	3,942	3,339
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(2)	17,730	16,690
CoreVest American Finance Issuer LLC 2021-RTL1, A1 144A 2.239%, 3/28/29(2)(5)	7,931	7,729
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(2)	4,019	3,953
2020-3, A 144A 1.358%, 8/15/53(2)	2,794	2,638
2020-4, A 144A 1.174%, 12/15/52(2)	8,942	8,475
2022-1, A 144A 4.744%, 6/17/55(2)(5)	6,807	6,700
Credit Suisse Mortgage Capital Trust
2017-RPL1, A1 144A 2.750%, 7/25/57(2)(5)	5,568	5,306
2020-NQM1, A1 144A 1.208%, 5/25/65(2)(5)	2,267	2,065
2020-RPL4, A1 144A 2.000%, 1/25/60(2)(5)	10,168	8,865
Deephaven Residential Mortgage Trust
2021-4, A1 144A 1.931%, 11/25/66(2)(5)	5,459	4,680
2022-1, A1 144A 2.205%, 1/25/67(2)(5)	5,608	4,974
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(5)	1,027	968
2020-1, A1 144A 2.006%, 5/25/65(2)(5)	910	885
2020-2, A1 144A 1.178%, 10/25/65(2)(5)	4,286	3,838
2021-1, A2 144A 1.003%, 2/25/66(2)(5)	866	729
2022-1, A1 144A 2.206%, 1/25/67(2)(5)	2,298	1,951
Extended Stay America Trust 2021-ESH, C (1 month Term SOFR + 1.814%, Cap N/A, Floor 1.700%) 144A 7.143%, 7/15/38(2)(5)	5,937	5,922
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	7,020	6,687
2020-SFR2, A 144A 1.266%, 10/19/37(2)	4,411	4,178
2020-SFR2, B 144A 1.567%, 10/19/37(2)	21,195	20,058
2021-SFR1, D 144A 2.189%, 8/17/38(2)	7,260	6,670
	Par Value	Value

Non-Agency—continued
Galton Funding Mortgage Trust
2018-1, A23 144A 3.500%, 11/25/57(2)(5)	$ 647	$ 573
2019-2, A52 144A 3.500%, 6/25/59(2)(5)	3,145	2,774
GCT Commercial Mortgage Trust 2021-GCT, A (1 month Term SOFR + 0.914%, Cap N/A, Floor 0.800%) 144A 6.243%, 2/15/38(2)(5)	8,700	7,143
Goldman Sachs Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53(5)	2,630	2,284
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(5)	8,401	8,422
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(5)	9,594	9,248
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.818%, 8/15/39(2)(5)	10,161	10,180
JPMBB Commercial Mortgage Securities Trust
2014-C18, AS 4.439%, 2/15/47(5)	503	502
2015-C32, AS 3.984%, 11/15/48	2,495	2,346
JPMorgan Chase Mortgage Trust
2006-A6, 3A3L 4.660%, 10/25/36(5)	226	127
2014-1, 2A12 144A 3.500%, 1/25/44(2)(5)	570	516
2014-5, B1 144A 2.725%, 10/25/29(2)(5)	1,882	1,698
2014-5, B2 144A 2.725%, 10/25/29(2)(5)	886	797
2015-1, AM1 144A 6.648%, 12/25/44(2)(5)	562	549
2015-5, A2 144A 6.790%, 5/25/45(2)(5)	712	710
2017-3, 2A2 144A 2.500%, 8/25/47(2)(5)	1,600	1,383
2017-5, A1 144A 5.518%, 10/26/48(2)(5)	1,720	1,726
2018-7FRB, A2 (1 month Term SOFR + 0.864%) 144A 6.210%, 4/25/46(2)(5)	5,285	5,122
2024-CES1, A1A 144A 5.919%, 6/25/54(2)(5)	10,386	10,346
LHOME Mortgage Trust 2024-RTL1, A1 144A 7.017%, 1/25/29(2)(5)	5,775	5,789
MetLife Securitization Trust
2017-1A, M1 144A 3.469%, 4/25/55(2)(5)	7,930	6,958
2018-1A, A 144A 3.750%, 3/25/57(2)(5)	13,468	12,668
2019-1A, A1A 144A 3.750%, 4/25/58(2)(5)	4,092	3,964
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(2)(5)	9,369	8,961

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(5)	$ 3,407	$ 3,243
2020-NQM3, A1 144A 1.014%, 1/26/65(2)(5)	1,540	1,403
2021-INV1, A1 144A 0.852%, 1/25/56(2)(5)	815	764
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(5)	1,983	1,912
2017-3, M2 144A 3.250%, 1/25/61(2)(5)	8,922	8,254
2019-1, M2 144A 3.500%, 10/25/69(2)(5)	12,131	10,813
2021-NMR1, A1 144A 1.125%, 11/25/60(2)(5)	3,171	2,963
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	12,180	12,541
Morgan Stanley Mortgage Loan Trust 2004-2AR, 3A 7.205%, 2/25/34(5)	—(6)	—(6)
Morgan Stanley Residential Mortgage Loan Trust 2014-1A, B2 144A 6.870%, 6/25/44(2)(5)	1,738	1,736
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(5)	3,076	2,859
2015-2A, A1 144A 3.750%, 8/25/55(2)(5)	2,554	2,366
2016-1A, A1 144A 3.750%, 3/25/56(2)(5)	1,409	1,312
2016-3A, A1 144A 3.750%, 9/25/56(2)(5)	1,698	1,579
2016-4A, A1 144A 3.750%, 11/25/56(2)(5)	2,123	1,967
2017-2A, A3 144A 4.000%, 3/25/57(2)(5)	8,491	7,987
2018-2A, A1 144A 4.500%, 2/25/58(2)(5)	4,799	4,617
2019-RPL2, M2 144A 3.750%, 2/25/59(2)(5)	595	514
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(5)	2,818	2,582
2014-3A, AFX3 144A 3.750%, 11/25/54(2)(5)	2,475	2,298
2016-2A, A1 144A 3.750%, 11/26/35(2)(5)	3,175	2,960
2018-1A, A1A 144A 4.000%, 12/25/57(2)(5)	6,005	5,662
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(2)(5)	9,289	7,667
NYMT Loan Trust
2022-CP1, A1 144A 2.042%, 7/25/61(2)	3,771	3,431
2024-CP1, A1 144A 3.750%, 2/25/68(2)(5)	3,764	3,464
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(5)	3,793	3,821
	Par Value	Value

Non-Agency—continued
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(5)	$ 2,170	$ 2,211
2024-HYB1, A1 144A 3.564%, 3/25/53(2)(5)	7,284	7,059
2024-HYB2, A1 144A 3.601%, 4/25/53(2)(5)	8,608	8,257
2024-NQM3, A1 144A 6.129%, 12/25/63(2)(5)	7,084	7,097
2024-NQM9, A1 144A 6.030%, 1/25/64(2)(5)	7,575	7,565
2018-1, A2 (1 month Term SOFR + 0.764%) 144A 6.110%, 6/25/57(2)(5)	1,737	1,681
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(5)	4,705	4,705
Preston Ridge Partners Mortgage LLC 2021-RPL2, A1 144A 1.455%, 10/25/51(2)(5)	17,924	16,085
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 5.240%, 9/27/60(2)(5)	9,464	9,427
Progress Residential Trust
2020-SFR2, E 144A 5.115%, 6/17/37(2)	6,890	6,845
2021-SFR3, D 144A 2.288%, 5/17/26(2)	11,130	10,284
2021-SFR5, D 144A 2.109%, 7/17/38(2)	2,500	2,309
2020-SFR3, A 144A 1.294%, 10/17/27(2)	4,628	4,403
2021-SFR1, C 144A 1.555%, 4/17/38(2)	2,544	2,364
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(2)(5)	1,830	1,532
PRPM LLC 2024-RPL1, A1 144A 4.200%, 12/25/64(2)(5)	3,232	3,104
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(2)(5)	3,396	2,844
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(5)	5,354	5,368
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(5)	7,470	7,526
Residential Mortgage Loan Trust 2020-1, A1 144A 2.376%, 1/26/60(2)(5)	876	844
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(5)	1,159	1,097
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(2)(5)	7,122	5,698
Starwood Mortgage Residential Trust
2020-1, A1 144A 2.275%, 2/25/50(2)(5)	416	390
2021-3, A3 144A 1.518%, 6/25/56(2)(5)	1,896	1,592
THPT Mortgage Trust 2023-THL, A 144A 7.227%, 12/10/34(2)(5)	11,700	11,866
Towd Point Mortgage Trust
2015-6, B2 144A 3.847%, 4/25/55(2)(5)	9,529	8,683

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2016-4, B1 144A 4.040%, 7/25/56(2)(5)	$ 8,095	$ 7,636
2017-1, M1 144A 3.750%, 10/25/56(2)(5)	4,374	4,184
2018-2, A2 144A 3.500%, 3/25/58(2)(5)	12,525	11,777
2018-6, A1A 144A 3.750%, 3/25/58(2)(5)	2,157	2,113
2018-6, A1B 144A 3.750%, 3/25/58(2)(5)	1,705	1,605
2019-2, A2 144A 3.750%, 12/25/58(2)(5)	925	825
2019-HY2, M1 (1 month Term SOFR + 1.714%, Cap N/A, Floor 1.600%) 144A 7.060%, 5/25/58(2)(5)	4,045	4,109
2020-MH1, A2 144A 2.500%, 2/25/60(2)(5)	12,111	11,137
2021-1, A2 144A 2.750%, 11/25/61(2)(5)	12,970	10,539
2024-1, A1 144A 4.374%, 3/25/64(2)(5)	16,488	16,433
2017-6, A2 144A 3.000%, 10/25/57(2)(5)	11,390	10,536
Tricon American Homes Trust 2020-SFR2, D 144A 2.281%, 11/17/39(2)	5,243	4,647
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	6,490	6,033
VCAT LLC
2021-NPL2, A1 144A 5.115%, 3/27/51(2)(5)	3,993	3,956
2021-NPL3, A1 144A 4.743%, 5/25/51(2)(5)	4,142	4,046
2021-NPL4, A1 144A 1.868%, 8/25/51(2)(5)	6,063	6,008
2021-NPL6, A1 144A 1.917%, 9/25/51(2)(5)	7,137	6,984
Verus Securitization Trust
2019-INV2, A1 144A 3.913%, 7/25/59(2)(5)	2,194	2,155
2021-2, A1 144A 1.031%, 2/25/66(2)(5)	4,068	3,550
2022-4, A1 144A 4.474%, 4/25/67(2)(5)	11,471	11,201
2022-5, A1 144A 3.800%, 4/25/67(2)(5)	15,768	14,729
2022-7, A1 144A 5.152%, 7/25/67(2)(5)	10,838	10,707
2023-8, A1 144A 6.259%, 12/25/68(2)(5)	9,447	9,476
2024-3, A1 144A 6.338%, 4/25/69(2)(5)	1,589	1,596
2020-1, A1 144A 3.417%, 1/25/60(2)(5)	2,744	2,631
2020-4, A1 144A 1.502%, 5/25/65(2)(5)	4,230	4,011
2021-R1, A1 144A 0.820%, 10/25/63(2)(5)	2,790	2,569
	Par Value	Value

Non-Agency—continued
2021-R2, A1 144A 0.918%, 2/25/64(2)(5)	$ 2,918	$ 2,590
Visio Trust
2019-2, A1 144A 2.722%, 11/25/54(2)(5)	1,990	1,897
2021-1R, A1 144A 1.280%, 5/25/56(2)	5,761	5,168
VM Master Issuer LLC 2022-1, A1 144A 5.163%, 5/24/25(2)(5)(7)	11,103	11,030
WaMu Mortgage Pass-Through Certificates Series Trust 2004-CB1, 2A 5.000%, 6/25/34	125	120
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	6,689	6,547
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(5)	2,211	1,848
		982,007

Total Mortgage-Backed Securities (Identified Cost $1,155,586)		1,104,286

Asset-Backed Securities—26.4%
Automobiles—12.6%
ACC Auto Trust 2021-A, C 144A 3.790%, 4/15/27(2)	1,655	1,651
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(2)	7,495	7,534
American Credit Acceptance Receivables Trust
2022-1, E 144A 3.640%, 3/13/28(2)	12,490	12,104
2024-1, C 144A 5.630%, 1/14/30(2)	7,935	7,891
Arivo Acceptance Auto Loan Receivables Trust 2022-2A, A 144A 6.900%, 1/16/29(2)	4,724	4,730
Avid Automobile Receivables Trust 2021-1, D 144A 1.990%, 4/17/28(2)	3,200	3,142
Avis Budget Rental Car Funding LLC
(AESOP) 2019-2A, D 144A 3.040%, 9/22/25(2)	3,094	3,078
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(2)	9,205	8,738
(AESOP) 2021-1A, A 144A 1.380%, 8/20/27(2)	1,870	1,726
(AESOP) 2021-1A, D 144A 3.710%, 8/20/27(2)	11,500	10,431
(AESOP) 2022-5A, A 144A 6.120%, 4/20/27(2)	4,518	4,554
(AESOP) 2022-5A, C 144A 6.240%, 4/20/27(2)	4,650	4,628
(AESOP) 2023-2A, C 144A 6.180%, 10/20/27(2)	3,500	3,477
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	8,050	8,013

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
BOF URSA VI Funding Trust I 2023-CAR2, A2 144A 5.542%, 10/27/31(2)	$ 1,336	$ 1,331
CarNow Auto Receivables Trust
2022-1A, B 144A 4.890%, 3/16/26(2)	521	520
2023-1A, C 144A 7.240%, 9/15/26(2)	12,824	12,818
Carvana Auto Receivables Trust
2019-3A, E 144A 4.600%, 7/15/26(2)	1,377	1,374
2020-P1, C 1.320%, 11/9/26	2,250	2,110
2021-N2, C 1.070%, 3/10/28	1,367	1,291
2021-N3, D 1.580%, 6/12/28	5,027	4,814
2021-P3, B 1.420%, 8/10/27	4,590	4,186
2022-N1, C 144A 3.320%, 12/11/28(2)	867	836
2022-N1, D 144A 4.130%, 12/11/28(2)	5,960	5,811
2023-N1, C 144A 5.920%, 7/10/29(2)	3,044	3,045
2023-N4, C 144A 6.590%, 2/11/30(2)	4,970	5,062
CIG Auto Receivables Trust 2021-1A, D 144A 2.110%, 4/12/27(2)	4,015	3,937
CPS Auto Receivables Trust
2022-D, D 144A 8.730%, 1/16/29(2)	7,170	7,502
2023-D, C 144A 7.170%, 1/15/30(2)	8,549	8,741
2024-A, C 144A 5.740%, 4/15/30(2)	2,455	2,452
2024-C, C 144A 5.760%, 10/15/30(2)	6,810	6,800
Credit Acceptance Auto Loan Trust
2022-1A, A 144A 4.600%, 6/15/32(2)	7,275	7,230
2023-2A, A 144A 5.920%, 5/16/33(2)	2,080	2,079
2024-1A, A 144A 5.680%, 3/15/34(2)	8,404	8,425
Drive Auto Receivables Trust 2024-1, C 5.430%, 11/17/31	5,680	5,642
DT Auto Owner Trust
2021-1A, D 144A 1.160%, 11/16/26(2)	3,930	3,833
2021-1A, E 144A 2.380%, 1/18/28(2)	2,000	1,925
2021-2A, C 144A 1.100%, 2/16/27(2)	760	758
2022-2A, D 144A 5.460%, 3/15/28(2)	7,500	7,417
2023-1A, D 144A 6.440%, 11/15/28(2)	1,741	1,750
	Par Value	Value

Automobiles—continued
Exeter Automobile Receivables Trust
2020-1A, D 144A 2.730%, 12/15/25(2)	$ 1,500	$ 1,490
2020-3A, E 144A 3.440%, 8/17/26(2)	3,015	2,960
2022-3A, C 5.300%, 9/15/27	8,423	8,386
2023-2A, B 5.610%, 9/15/27	10,000	10,012
2023-3A, D 6.680%, 4/16/29	3,723	3,776
2023-5A, B 6.580%, 4/17/28	5,718	5,777
2024-2A, C 5.740%, 5/15/29	10,237	10,230
FHF Issuer Trust 2024-1A, A2 144A 5.690%, 2/15/30(2)	4,755	4,749
FHF Trust
2022-2A, B 144A 6.570%, 1/16/29(2)	8,847	8,869
2023-1A, A2 144A 6.570%, 6/15/28(2)	1,932	1,944
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(2)	2,000	1,968
2021-2A, C 144A 1.470%, 11/15/27(2)	6,395	6,092
2022-1A, C 144A 3.130%, 5/15/28(2)	5,745	5,530
Flagship Credit Auto Trust
2020-3, C 144A 1.730%, 9/15/26(2)	1,217	1,203
2020-4, C 144A 1.280%, 2/16/27(2)	1,824	1,802
2024-1, C 144A 5.790%, 2/15/30(2)	5,600	5,635
Foursight Capital Automobile Receivables Trust
2021-2, C 144A 1.570%, 7/15/27(2)	2,110	2,063
2022-1, B 144A 2.150%, 5/17/27(2)	2,140	2,086
2023-1, A3 144A 5.390%, 12/15/27(2)	175	174
2023-2, A2 144A 5.990%, 5/15/28(2)	4,461	4,470
2024-1, C 144A 5.770%, 11/15/29(2)	5,000	4,987
GLS Auto Receivables Issuer Trust
2019-4A, D 144A 4.090%, 8/17/26(2)	7,118	7,112
2020-3A, D 144A 2.270%, 5/15/26(2)	2,224	2,214
2020-3A, E 144A 4.310%, 7/15/27(2)	4,410	4,373
2022-1A, C 144A 3.190%, 2/16/27(2)	6,000	5,927
2022-2A, C 144A 5.300%, 4/17/28(2)	3,075	3,056

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
2022-2A, D 144A 6.150%, 4/17/28(2)	$ 4,075	$ 4,074
2023-1A, B 144A 6.190%, 6/15/27(2)	4,105	4,109
2024-2A, C 144A 6.030%, 2/15/30(2)	5,445	5,477
GLS Auto Select Receivables Trust
2023-1A, B 144A 6.090%, 3/15/29(2)	4,400	4,462
2023-2A, A3 144A 6.380%, 2/15/29(2)	1,725	1,758
2024-2A, A2 144A 5.580%, 6/17/30(2)	6,250	6,251
2024-3A, B 144A 5.640%, 8/15/30(2)	1,660	1,658
2024-3A, C 144A 5.920%, 8/15/30(2)	2,575	2,572
GM Financial Consumer Automobile Receivables Trust 2023-4, A2A 5.890%, 11/16/26	3,626	3,630
Hertz Vehicle Financing III LLC 2022-1A, C 144A 2.630%, 6/25/26(2)	10,379	10,027
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	5,950	5,950
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(2)	2,705	2,621
2022-1A, A 144A 5.210%, 6/15/27(2)	2,973	2,963
2023-1A, D 144A 7.300%, 6/17/30(2)	2,570	2,607
Lendbuzz Securitization Trust
2023-2A, A2 144A 7.090%, 10/16/28(2)	5,527	5,573
2024-1A, A2 144A 6.190%, 8/15/29(2)	4,510	4,521
2024-2A, A2 144A 5.990%, 5/15/29(2)	6,715	6,726
Lobel Automobile Receivables Trust
2023-1, A 144A 6.970%, 7/15/26(2)	744	745
2023-1, B 144A 7.050%, 9/15/28(2)	8,568	8,576
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	9,741	9,828
OCCU Auto Receivables Trust 2023-1A, A2 144A 6.230%, 4/15/27(2)	5,238	5,248
OneMain Direct Auto Receivables Trust
2021-1A, B 144A 1.260%, 7/14/28(2)	17,610	16,438
2022-1A, C 144A 5.310%, 6/14/29(2)	7,485	7,357
Oscar U.S. Funding XIII LLC 2021-2A, A4 144A 1.270%, 9/11/28(2)	6,000	5,792
Oscar U.S. Funding XV LLC 2023-1A, A3 144A 5.810%, 12/10/27(2)	5,770	5,790
	Par Value	Value

Automobiles—continued
Porsche Financial Auto Securitization Trust 2023-2A, A2A 144A 5.880%, 11/23/26(2)	$ 1,437	$ 1,438
Prestige Auto Receivables Trust 2023-2A, B 144A 6.640%, 12/15/27(2)	5,431	5,495
SAFCO Auto Receivables Trust
2024-1A, B 144A 6.310%, 11/20/28(2)	3,225	3,223
2024-1A, C 144A 6.960%, 1/18/30(2)	3,770	3,768
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	4,101	4,074
Tesla Auto Lease Trust 2023-A, B 144A 6.410%, 7/20/27(2)	8,655	8,703
Tricolor Auto Securitization Trust
2022-1A, C 144A 4.710%, 8/15/25(2)	87	87
2023-1A, B 144A 6.840%, 11/16/26(2)	995	996
2023-1A, C 144A 7.240%, 2/16/27(2)	5,547	5,562
2024-2A, C 144A 6.930%, 4/17/28(2)	2,270	2,281
United Auto Credit Securitization Trust
2023-1, B 144A 5.910%, 7/10/28(2)	3,868	3,865
2023-1, C 144A 6.280%, 7/10/28(2)	4,655	4,642
2023-1, D 144A 8.000%, 7/10/28(2)	7,750	7,767
2024-1, C 144A 7.060%, 10/10/29(2)	8,905	8,945
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(2)	9,585	9,554
Veros Auto Receivables Trust
2021-1, B 144A 1.490%, 10/15/26(2)	358	358
2022-1, B 144A 4.390%, 8/16/27(2)	13,802	13,733
2023-1, B 144A 7.170%, 11/15/28(2)	10,000	10,102
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(2)	4,720	4,547
2022-1A, B 144A 2.750%, 3/15/27(2)	1,659	1,656
2023-1A, C 144A 5.740%, 8/15/28(2)	1,415	1,414
2024-2A, B 144A 5.620%, 3/15/30(2)	5,975	5,978
		553,212

Collateralized Loan Obligations—0.3%
GoldenTree Loan Management U.S. CLO 1 Ltd. 2021-9A, AR (3 month Term SOFR + 1.500%, Cap N/A, Floor 1.500%) 144A 6.825%, 4/20/37(2)(5)	13,670	13,758

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Collateralized Loan Obligations—continued
Palmer Square Loan Funding Ltd. 2021-1A, A1 (3 month Term SOFR + 1.162%, Cap N/A, Floor 1.162%) 144A 6.486%, 4/20/29(2)(5)	$ 378	$ 378
		14,136

Consumer Loans—1.5%
ACHV ABS Trust 2023-3PL, B 144A 7.170%, 8/19/30(2)	3,240	3,252
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	7,678	7,769
Lendingpoint Asset Securitization Trust 2022-B, A 144A 4.770%, 10/15/29(2)	989	983
Marlette Funding Trust
2023-2A, B 144A 6.540%, 6/15/33(2)	1,753	1,757
2024-1A, B 144A 6.070%, 7/17/34(2)	6,680	6,710
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(2)	10,721	10,749
Oportun Funding XIV LLC
2021-A, A 144A 1.210%, 3/8/28(2)	2,634	2,556
2021-A, B 144A 1.760%, 3/8/28(2)	2,226	2,158
Oportun Issuance Trust
2021-C, A 144A 2.180%, 10/8/31(2)	11,440	10,873
2024-1A, A 144A 6.334%, 4/8/31(2)	6,829	6,832
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(2)	5,000	5,056
2024-1A, B 144A 6.290%, 2/18/31(2)	4,250	4,247
Regional Management Issuance Trust 2021-1, A 144A 1.680%, 3/17/31(2)	1,711	1,665
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(2)	1,592	1,582
Upstart Securitization Trust
2022-2, A 144A 4.370%, 5/20/32(2)	12	12
2023-1, A 144A 6.590%, 2/20/33(2)	852	852
		67,053

Credit Card—0.9%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	4,030	3,945
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(2)	9,020	8,853
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(2)	15,394	15,502
	Par Value	Value

Credit Card—continued
Mission Lane Credit Card Master Trust
2023-A, A 144A 7.230%, 7/17/28(2)	$ 4,804	$ 4,831
2023-B, A 144A 7.690%, 11/15/28(2)	7,720	7,812
		40,943

Equipment—0.6%
CCG Receivables Trust 2022-1, C 144A 4.670%, 7/16/29(2)	3,750	3,661
CLI Funding VI LLC 2020-1A, A 144A 2.080%, 9/18/45(2)	10,940	9,848
Post Road Equipment Finance 2022-1A, B 144A 5.150%, 1/16/29(2)	9,548	9,384
Post Road Equipment Finance LLC 2024-1A, A2 144A 5.590%, 11/15/29(2)	4,135	4,133
		27,026

Other—10.5%
Adams Outdoor Advertising LP 2023-1, A2 144A 6.967%, 7/15/53(2)	12,166	12,587
Amur Equipment Finance Receivables IX LLC
2021-1A, B 144A 1.380%, 2/22/27(2)	1,537	1,526
2021-1A, C 144A 1.750%, 6/21/27(2)	4,020	3,950
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(2)	2,004	2,016
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	11,197	11,576
Aqua Finance Trust
2019-A, A 144A 3.140%, 7/16/40(2)	1,493	1,419
2019-A, C 144A 4.010%, 7/16/40(2)	13,578	12,553
2020-AA, B 144A 2.790%, 7/17/46(2)	2,160	1,979
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(2)	16,373	15,183
BHG Securitization Trust
2021-B, B 144A 1.670%, 10/17/34(2)	7,505	7,014
2023-B, A 144A 6.920%, 12/17/36(2)	2,171	2,217
Business Jet Securities LLC 2024-1A, A 144A 6.197%, 5/15/39(2)	9,723	9,756
BXG Receivables Note Trust
2017-A, A 144A 2.950%, 10/4/32(2)	1,809	1,800
2020-A, B 144A 2.490%, 2/28/36(2)	2,644	2,436
2022-A, B 144A 4.610%, 9/28/37(2)	1,935	1,877
2023-A, A 144A 5.770%, 11/15/38(2)	6,076	6,043

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(2)	$ 13,163	$ 11,980
CCG Receivables Trust
2021-1, C 144A 0.840%, 6/14/27(2)	1,415	1,411
2023-1, A2 144A 5.820%, 9/16/30(2)	3,649	3,656
CF Hippolyta Issuer LLC 2020-1, A1 144A 1.690%, 7/15/60(2)	8,095	7,671
Commercial Equipment Finance LLC
2021-A, A 144A 2.050%, 2/16/27(2)	391	387
2024-1A, A 144A 5.970%, 7/16/29(2)	6,456	6,451
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(2)	6,258	6,250
2023-1, A2 144A 5.990%, 3/15/32(2)	9,973	9,943
2023-2, B 144A 6.410%, 5/15/34(2)	2,800	2,818
Diamond Resorts Owner Trust
2021-1A, A 144A 1.510%, 11/21/33(2)	845	792
2021-1A, B 144A 2.050%, 11/21/33(2)	379	357
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	8,395	8,482
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	11,692	9,893
Five Guys Holdings, Inc. 2023-1A, A2 144A 7.549%, 1/26/54(2)	8,040	8,334
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(2)	10	10
2021-1A, A 144A 1.270%, 5/15/41(2)	6,530	5,937
2023-1A, A 144A 5.670%, 12/15/43(2)	2,805	2,779
2023-2A, A 144A 6.530%, 6/15/49(2)	8,526	8,642
FREED ABS Trust 2022-1FP, C 144A 2.510%, 3/19/29(2)	715	713
GCI Funding I LLC 2021-1, A 144A 2.380%, 6/18/46(2)	3,936	3,492
Global SC Finance VII Srl 2020-1A, A 144A 2.170%, 10/17/40(2)	5,644	5,226
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(2)	13,549	12,313
Hilton Grand Vacations Trust
2018-AA, A 144A 3.540%, 2/25/32(2)	1,054	1,035
2022-1D, B 144A 4.100%, 6/20/34(2)	2,255	2,178
2022-2A, C 144A 5.570%, 1/25/37(2)	627	616
2024-2A, A 144A 5.500%, 3/25/38(2)	7,390	7,431
	Par Value	Value

Other—continued
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	$ 1,196	$ 1,119
HINNT LLC 2024-A, A 144A 5.490%, 3/15/43(2)	6,363	6,369
Hotwire Funding LLC
2021-1, C 144A 4.459%, 11/20/51(2)	6,405	5,801
2023-1A, A2 144A 5.687%, 5/20/53(2)	5,500	5,503
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(2)	10,414	9,699
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(2)	19,017	18,277
Lendingpoint Asset Securitization Trust 2022-C, A 144A 6.560%, 2/15/30(2)	475	475
Lendmark Funding Trust
2021-1A, A 144A 1.900%, 11/20/31(2)	10,385	9,518
2024-1A, A 144A 5.530%, 6/21/32(2)	6,000	6,015
Libra Solutions LLC 2023-1A, A 144A 7.000%, 2/15/35(2)	2,035	2,031
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(2)	6,113	5,503
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	387	384
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	6,757	6,785
MVW LLC
2021-1WA, B 144A 1.440%, 1/22/41(2)	1,164	1,083
2023-1A, B 144A 5.420%, 10/20/40(2)	5,327	5,294
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(2)	1,177	1,148
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(2)	3,523	3,063
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	9,296	8,632
NMEF Funding LLC
2022-A, B 144A 3.350%, 10/16/28(2)	5,495	5,376
2023-A, B 144A 6.830%, 6/17/30(2)	7,120	7,212
Octane Receivables Trust
2021-1A, A 144A 0.930%, 3/22/27(2)	355	354
2021-1A, B 144A 1.530%, 4/20/27(2)	3,700	3,619
2023-1A, C 144A 6.370%, 9/20/29(2)	2,000	2,016
2023-3A, B 144A 6.480%, 7/20/29(2)	3,759	3,806
2023-3A, C 144A 6.740%, 8/20/29(2)	4,818	4,907

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
2024-1A, B 144A 5.660%, 5/20/30(2)	$ 2,870	$ 2,867
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	10,570	10,371
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(2)(7)	5,490	5,472
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	12,845	12,821
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	5,256	5,262
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(2)	3,750	3,468
RCKT Mortgage Trust 2024-CES1, A1A 144A 6.025%, 2/25/44(2)(5)	7,792	7,799
Regional Management Issuance Trust 2022-1, A 144A 3.070%, 3/15/32(2)	6,500	6,281
Sierra Timeshare Receivables Funding LLC
2019-2A, B 144A 2.820%, 5/20/36(2)	1,475	1,472
2020-2A, B 144A 2.320%, 7/20/37(2)	1,168	1,130
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(2)	4,845	4,682
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	4,835	4,819
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(2)	6,345	6,360
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(2)	13,149	12,631
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(2)	318	316
2022-1A, D 144A 6.680%, 11/26/29(2)	2,794	2,743
2023-1A, A 144A 7.270%, 3/26/29(2)	4,483	4,498
Welk Resorts LLC 2019-AA, B 144A 2.990%, 6/15/38(2)	2,221	2,108
Westgate Resorts LLC
2022-1A, B 144A 2.288%, 8/20/36(2)	1,995	1,915
2024-1A, A 144A 6.060%, 1/20/38(2)	6,065	6,057
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	14,626	12,971
		462,761

Total Asset-Backed Securities (Identified Cost $1,187,039)		1,165,131

Corporate Bonds and Notes—27.2%
Communication Services—0.5%
Altice France S.A.
144A 5.125%, 7/15/29(2)	4,885	3,212
144A 5.500%, 10/15/29(2)	3,970	2,616
CCO Holdings LLC 144A 6.375%, 9/1/29(2)	1,585	1,507
	Par Value	Value

Communication Services—continued
CSC Holdings LLC 144A 11.750%, 1/31/29(2)	$ 4,880	$ 4,162
Level 3 Financing, Inc. 144A 4.625%, 9/15/27(2)	5,040	2,605
Sprint Capital Corp. 6.875%, 11/15/28	6,685	7,087
Sprint Spectrum Co. LLC 144A 4.738%, 9/20/29(2)	1,239	1,232
Telesat Canada 144A 6.500%, 10/15/27(2)	2,485	768
VTR Comunicaciones SpA 144A 5.125%, 1/15/28(2)	3	3
		23,192

Consumer Discretionary—1.3%
Ashtead Capital, Inc. 144A 4.250%, 11/1/29(2)	8,000	7,501
Ford Motor Credit Co. LLC
7.350%, 11/4/27	5,165	5,382
6.800%, 5/12/28	2,130	2,195
Legends Hospitality Holding Co. LLC 144A 5.000%, 2/1/26(2)	5,345	5,298
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	10,087	9,281
Newell Brands, Inc. 6.375%, 9/15/27(1)	7,121	7,022
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	4,225	4,397
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	4,765	4,890
Royal Caribbean Cruises Ltd. 144A 9.250%, 1/15/29(2)	183	195
Tapestry, Inc.
7.050%, 11/27/25	910	925
7.350%, 11/27/28	4,410	4,577
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	2,895	2,681
		54,344

Consumer Staples—0.9%
Albertsons Cos., Inc. 144A 6.500%, 2/15/28(2)	4,341	4,362
BAT Capital Corp. 4.700%, 4/2/27	7,700	7,580
Central American Bottling Corp. 144A 5.250%, 4/27/29(2)	6,625	6,161
Coty, Inc. 144A 6.625%, 7/15/30(2)	6,940	7,043
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(2)	2,990	2,072
Kronos Acquisition Holdings, Inc. 144A 8.250%, 6/30/31(2)	7,415	7,422
Post Holdings, Inc. 144A 6.250%, 2/15/32(2)	4,140	4,145
		38,785

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—3.4%
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)	$ 5,740	$ 5,881
Blue Racer Midstream LLC 144A 7.000%, 7/15/29(2)	570	581
Boardwalk Pipelines LP 4.950%, 12/15/24	10,405	10,365
BP Capital Markets plc 4.875% (8)	12,135	11,440
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(2)	9,020	9,018
Civitas Resources, Inc.
144A 8.375%, 7/1/28(2)	2,340	2,452
144A 8.625%, 11/1/30(2)	40	43
144A 8.750%, 7/1/31(2)	4,405	4,718
CrownRock LP
144A 5.625%, 10/15/25(2)	5,045	5,033
144A 5.000%, 5/1/29(2)	5,695	5,649
Ecopetrol S.A. 8.625%, 1/19/29	11,560	12,168
Enbridge, Inc. 7.375%, 1/15/83	9,500	9,509
Energy Transfer LP
4.200%, 4/15/27	6,350	6,158
8.000%, 5/15/54	1,270	1,328
Series G 7.125%(8)	3,600	3,566
EQM Midstream Partners LP
144A 7.500%, 6/1/27(2)	90	92
144A 6.375%, 4/1/29(2)	1,795	1,813
Genesis Energy LP 8.875%, 4/15/30	4,315	4,539
Hilcorp Energy I LP 144A 6.000%, 4/15/30(2)	4,315	4,168
KazMunayGas National Co. JSC
144A 5.375%, 4/24/30(2)	5,835	5,693
RegS 5.375%, 4/24/30(4)	3,550	3,463
Korea National Oil Corp. 144A 4.875%, 4/3/28(2)	7,000	6,935
Nabors Industries Ltd. 144A 7.250%, 1/15/26(2)	4,595	4,662
NGPL PipeCo LLC 144A 4.875%, 8/15/27(2)	7,945	7,770
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	9,545	1,131
Petroleos Mexicanos 6.500%, 3/13/27	13,075	12,453
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(2)	6,175	5,624
Western Midstream Operating LP 4.050%, 2/1/30	4,740	4,408
		150,660

Financials—11.1%
AerCap Ireland Capital DAC
2.450%, 10/29/26	6,290	5,867
6.450%, 4/15/27	2,365	2,419
3.000%, 10/29/28	695	632
	Par Value	Value

Financials—continued
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.522%, 8/15/53(5)	$ 10,625	$ 10,617
American Express Co. (SOFR + 0.750%) 6.105%, 4/23/27(1)(5)	4,370	4,380
Aon North America, Inc. 5.150%, 3/1/29	5,265	5,250
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(2)	3,287	3,172
RegS 3.125%, 7/1/30(4)	1,928	1,860
Banco Internacional del Peru SAA Interbank 144A 4.000%, 7/8/30(2)	4,950	4,784
Banco Mercantil del Norte S.A. 144A 5.875% (2)(8)	11,295	10,577
Banco Santander Chile 144A 2.700%, 1/10/25(2)	7,545	7,409
Bangkok Bank PCL 144A 3.733%, 9/25/34(2)	5,470	4,845
Bank of America Corp.
1.734%, 7/22/27	9,930	9,204
2.551%, 2/4/28	6,080	5,675
(3 month Term SOFR + 1.032%) 6.359%, 2/5/26(5)	11,312	11,345
Bank of New York Mellon Corp. (The) Series G 4.700% (8)	12,119	11,905
Barclays plc
7.325%, 11/2/26	3,430	3,490
7.385%, 11/2/28	3,215	3,387
Blackstone Private Credit Fund
2.625%, 12/15/26	4,215	3,855
144A 7.300%, 11/27/28(2)	2,925	3,031
Block, Inc.
2.750%, 6/1/26	7,535	7,118
144A 6.500%, 5/15/32(2)	3,495	3,542
Blue Owl Credit Income Corp.
5.500%, 3/21/25	4,304	4,281
6.650%, 3/15/31	2,435	2,380
BPCE S.A. 144A 5.975%, 1/18/27(2)	6,390	6,394
Charles Schwab Corp. (The)
Series G 5.375%(8)	4,332	4,283
Series H 4.000%(8)	6,721	5,740
Citadel Finance LLC 144A 3.375%, 3/9/26(2)	5,660	5,389
Citigroup, Inc.
5.610%, 9/29/26	9,000	8,995
3.200%, 10/21/26	4,572	4,360
(SOFR + 1.280%) 6.644%, 2/24/28(5)	8,147	8,242
Citizens Bank N.A. 2.250%, 4/28/25	4,695	4,560
Citizens Financial Group, Inc. 5.841%, 1/23/30	4,566	4,552
Corebridge Financial, Inc. 6.875%, 12/15/52	8,938	9,019

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Danske Bank A/S 144A 1.621%, 9/11/26(2)	$ 1,935	$ 1,839
Deutsche Bank AG
2.311%, 11/16/27	1,775	1,639
6.819%, 11/20/29	1,700	1,768
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	15,930	15,130
Enel Finance International N.V. 144A 5.125%, 6/26/29(2)	3,560	3,504
Export-Import Bank Korea 3.250%, 8/12/26	7,800	7,518
F&G Annuities & Life, Inc. 6.500%, 6/4/29	6,360	6,339
Fifth Third Bancorp 4.055%, 4/25/28	2,565	2,459
Fifth Third Bank N.A. 5.852%, 10/27/25	4,530	4,526
Foundry JV Holdco LLC 144A 5.900%, 1/25/30(2)	6,515	6,608
GGAM Finance Ltd. 144A 6.875%, 4/15/29(2)	4,810	4,894
Global Atlantic Fin Co. 144A 7.950%, 10/15/54(2)	2,000	2,010
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	17,415	17,110
HUB International Ltd. 144A 7.250%, 6/15/30(2)	1,505	1,543
Huntington Bancshares, Inc. 6.208%, 8/21/29	3,920	4,002
Huntington National Bank (The) 5.699%, 11/18/25	6,622	6,612
Imperial Brands Finance plc 144A 5.500%, 2/1/30(2)	4,470	4,428
JPMorgan Chase & Co.
1.578%, 4/22/27	9,520	8,884
4.323%, 4/26/28	5,930	5,785
(SOFR + 1.180%) 6.543%, 2/24/28(5)	13,015	13,183
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(2)	7,870	7,454
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	8,415	7,881
Lincoln National Corp. (3 month Term SOFR + 2.302%) 7.626%, 4/20/67(5)	1,874	1,432
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(2)	5,320	4,777
MetLife, Inc. Series G 3.850% (8)	6,910	6,688
Morgan Stanley
2.188%, 4/28/26	6,000	5,827
2.475%, 1/21/28	10,911	10,174
3.591%, 7/22/28(5)	1,730	1,645
3.772%, 1/24/29	6,000	5,711
Movida Europe S.A. 144A 7.850%, 4/11/29(1)(2)	4,730	4,434
MSCI, Inc. 144A 3.625%, 9/1/30(2)	10,189	9,148
	Par Value	Value

Financials—continued
Navient Corp. 5.875%, 10/25/24	$ 7,452	$ 7,439
New Red Finance, Inc. 144A 6.125%, 6/15/29(2)	1,745	1,751
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(2)	635	642
Prudential Financial, Inc. 5.375%, 5/15/45	10,170	10,075
RGA Global Funding 144A 5.448%, 5/24/29(2)	4,431	4,441
Societe Generale S.A. 144A 5.634%, 1/19/30(2)	6,240	6,155
State Street Corp.
5.751%, 11/4/26	4,009	4,025
5.684%, 11/21/29	2,545	2,604
Series I 6.700%(8)	5,155	5,186
Synchrony Financial
4.875%, 6/13/25	3,194	3,162
3.700%, 8/4/26	3,062	2,922
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	5,470	4,958
Toronto-Dominion Bank (The) 8.125%, 10/31/82	10,895	11,291
Truist Bank 3.625%, 9/16/25	8,785	8,555
Truist Financial Corp. 7.161%, 10/30/29	4,440	4,715
UBS AG
7.950%, 1/9/25	4,910	4,962
5.650%, 9/11/28	6,700	6,825
UBS Group AG 144A 9.250% (2)(8)	4,345	4,675
Wells Fargo & Co.
3.526%, 3/24/28	9,000	8,585
6.303%, 10/23/29	900	934
Series U 5.875%(5)(8)	6,935	6,903
		488,316

Health Care—1.8%
Community Health Systems, Inc. 144A 5.250%, 5/15/30(2)	3,065	2,527
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	13,108	11,454
HCA, Inc.
5.200%, 6/1/28	4,461	4,443
5.450%, 4/1/31	1,802	1,801
Illumina, Inc.
5.800%, 12/12/25	4,445	4,450
5.750%, 12/13/27	5,005	5,051
IQVIA, Inc.
5.700%, 5/15/28	6,437	6,499
6.250%, 2/1/29	2,095	2,153
Medline Borrower LP 144A 6.250%, 4/1/29(2)	1,590	1,608

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Royalty Pharma plc
1.200%, 9/2/25	$ 2,749	$ 2,611
1.750%, 9/2/27	4,639	4,168
5.150%, 9/2/29	4,455	4,417
Solventum Corp. 144A 5.400%, 3/1/29(2)	2,600	2,592
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/1/26	5,430	5,104
4.750%, 5/9/27	1,280	1,234
7.875%, 9/15/29	975	1,048
Universal Health Services, Inc. 1.650%, 9/1/26	12,600	11,589
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	1,804	1,749
Viatris, Inc.
2.300%, 6/22/27	6,890	6,290
144A 2.300%, 6/22/27(2)	—(6)	—(6)
		80,788

Industrials—2.7%
Adani Ports & Special Economic Zone Ltd. 144A 4.000%, 7/30/27(2)	6,800	6,275
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	10,573	10,368
Allied Universal Holdco LLC 144A 6.625%, 7/15/26(2)	2,828	2,819
Aviation Capital Group LLC 144A 5.375%, 7/15/29(2)	6,235	6,162
Avolon Holdings Funding Ltd.
144A 2.528%, 11/18/27(2)	1,600	1,439
144A 5.750%, 11/15/29(2)	2,600	2,579
Beacon Roofing Supply, Inc. 144A 6.500%, 8/1/30(2)	7,115	7,179
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(2)	6,086	5,660
Boeing Co. (The)
144A 6.259%, 5/1/27(2)	3,670	3,695
144A 6.298%, 5/1/29(2)	5,510	5,588
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	8,769	7,569
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	8,984	7,597
Fortress Transportation & Infrastructure Investors LLC 144A 7.000%, 5/1/31(2)	4,465	4,562
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)(2)	9,925	7,200
Hexcel Corp. 4.200%, 2/15/27	10,770	10,339
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	8,650	7,607
Icahn Enterprises LP 6.250%, 5/15/26	2,110	2,093
Regal Rexnord Corp.
6.050%, 2/15/26	2,680	2,687
6.050%, 4/15/28	4,590	4,645
6.300%, 2/15/30	4,698	4,803
	Par Value	Value

Industrials—continued
Veralto Corp. 144A 5.350%, 9/18/28(2)	$ 8,890	$ 8,927
		119,793

Information Technology—0.9%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(2)	9,207	8,621
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)	1,440	1,405
144A 6.500%, 10/15/28(1)(2)	2,165	2,021
Kyndryl Holdings, Inc. 2.700%, 10/15/28	7,285	6,477
Leidos, Inc. 3.625%, 5/15/25	7,850	7,710
Viasat, Inc. 144A 5.625%, 9/15/25(2)	7,025	6,816
Vontier Corp. 2.400%, 4/1/28	8,630	7,650
		40,700

Materials—1.5%
Bayport Polymers LLC 144A 4.743%, 4/14/27(2)	12,755	12,275
Berry Global, Inc. 144A 5.800%, 6/15/31(2)	8,670	8,657
Braskem Netherlands Finance B.V. 144A 4.500%, 1/10/28(2)	4,830	4,392
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(2)	6,535	6,384
Glencore Funding LLC 144A 1.625%, 9/1/25(2)	5,200	4,960
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	3,120	3,122
NOVA Chemicals Corp. 144A 5.000%, 5/1/25(2)	6,740	6,676
Silgan Holdings, Inc. 144A 1.400%, 4/1/26(2)	11,513	10,675
Smurfit Kappa Treasury ULC 144A 5.200%, 1/15/30(2)	8,006	7,965
Suzano Austria GmbH 6.000%, 1/15/29	2,205	2,203
		67,309

Real Estate—0.8%
EPR Properties 4.950%, 4/15/28	9,545	9,137
GLP Capital LP
5.250%, 6/1/25	7,340	7,278
5.750%, 6/1/28	1,863	1,864
5.300%, 1/15/29	2,731	2,691
Office Properties Income Trust 144A 9.000%, 9/30/29(2)	3,662	2,875
VICI Properties LP
144A 4.625%, 6/15/25(2)	1,305	1,288
144A 5.750%, 2/1/27(2)	4,210	4,210

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Real Estate—continued
144A 4.500%, 1/15/28(2)	$ 1,710	$ 1,645
144A 4.625%, 12/1/29(2)	3,420	3,236
144A 4.125%, 8/15/30(2)	1,780	1,619
		35,843

Utilities—2.3%
AES Corp. (The) 7.600%, 1/15/55	4,075	4,125
Algonquin Power & Utilities Corp. 5.365%, 6/15/26(5)	3,235	3,219
American Electric Power Co., Inc. 5.699%, 8/15/25	10,255	10,263
Dominion Energy, Inc. Series A 6.875%, 2/1/55	8,920	9,106
DPL, Inc. 4.125%, 7/1/25	1,596	1,564
Electricite de France S.A. 144A 5.700%, 5/23/28(2)	7,110	7,182
Enel Finance America LLC 144A 7.100%, 10/14/27(2)	6,270	6,585
Entergy Corp. 7.125%, 12/1/54	8,775	8,697
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(2)	7,425	7,397
Ferrellgas LP 144A 5.375%, 4/1/26(2)	5,670	5,547
National Grid plc 5.602%, 6/12/28	4,481	4,525
NextEra Energy Capital Holdings, Inc. 6.051%, 3/1/25	4,792	4,801
PacifiCorp 5.300%, 2/15/31	2,940	2,930
Puget Energy, Inc. 2.379%, 6/15/28	7,558	6,746
Southern Co. (The) Series 21-A 3.750%, 9/15/51	13,578	12,750
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(2)	4,820	4,893
		100,330

Total Corporate Bonds and Notes (Identified Cost $1,225,644)		1,200,060

Leveraged Loans—11.0%
Aerospace—0.8%
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.344%, 2/15/29(5)	2,607	2,615
Brown Group Holding LLC (1 month Term SOFR + 2.850%) 8.194%, 6/7/28(5)	6,923	6,913
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 9.075%, 10/20/27(5)	2,322	2,375
Mileage Plus Holdings LLC (3 month Term SOFR + 5.400%) 10.744%, 6/21/27(5)	3,135	3,196
	Par Value	Value

Aerospace—continued
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.194%, 2/1/28(5)	$ 6,137	$ 6,134
TransDigm, Inc. Tranche I (3 month Term SOFR + 2.750%) 8.085%, 8/24/28(5)	12,916	12,942
		34,175

Chemicals—0.4%
INEOS U.S. Finance LLC Tranche B (1 month Term SOFR + 3.250%) 8.597%, 2/18/30(5)	8,281	8,225
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 9.208%, 2/5/27(5)	4,618	4,584
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.958%, 10/15/28(5)	4,138	4,128
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.958%, 12/31/29(5)	1,820	1,826
		18,763

Consumer Durables—0.0%
Resideo Funding, Inc. Tranche B (1 month Term SOFR + 2.000%) 7.330%, 5/31/31(5)	1,155	1,151
Consumer Non-Durables—0.2%
Kronos Acquisition Holdings, Inc. Tranche B-1 (1 month Term SOFR + 4.012%) 9.356%, 12/22/26(5)	6,298	6,288
Osmosis Buyer Ltd. 2023, Tranche B (1 month Term SOFR + 4.250%) 9.579% - 9.594%, 7/31/28(5)	2,965	2,967
		9,255

Energy—0.4%
AL GCX Holdings LLC (1 month Term SOFR + 3.250%) 8.578%, 5/17/29(5)	2,102	2,097
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.086%, 12/21/28(5)	5,934	5,924
GIP Pilot Acquisition Partners LP 2024, Tranche B (3 month Term SOFR + 2.500%) 7.827%, 10/4/30(5)	1,217	1,217
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 8.441%, 10/5/28(5)	7,214	7,210
Paragon Offshore Finance Co. (3 month LIBOR + 1.750%) 3.750%, 7/16/21(3)(7)(9)	66	—

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
Whitewater DBR Holdco LLC (3 month Term SOFR + 2.750%) 8.085%, 3/3/31(5)	$ 2,260	$ 2,262
		18,710

Financials—0.7%
Acrisure LLC 2024 (3 month Term SOFR + 3.250%) 8.594%, 11/6/30(5)	1,756	1,752
Avolon TLB Borrower 1 U.S. LLC Tranche B-6 (1 month Term SOFR + 2.000%) 7.339%, 6/22/28(5)	5,944	5,949
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 10.344%, 3/12/29(5)	4,242	4,250
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.594%, 7/29/30(5)	8,559	8,581
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.329%, 6/27/29(5)	1,297	1,300
HUB International Ltd. (3 month Term SOFR + 3.250%) 8.575%, 6/20/30(5)	4,484	4,492
Truist Insurance Holdings LLC (3 month Term SOFR + 3.250%) 8.585%, 5/6/31(5)	4,255	4,259
		30,583

Food / Tobacco—0.6%
Aramark Services, Inc. Tranche B-7 (1 month Term SOFR + 2.000%) 7.344%, 4/6/28(5)	4,656	4,658
Del Monte Foods, Inc. (3 month Term SOFR + 4.400%) 9.736%, 5/16/29(5)	7,269	5,547
Froneri U.S., Inc. Tranche B-2 (1 month Term SOFR + 2.350%) 7.694%, 1/29/27(5)	8,885	8,876
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 9.072%, 7/12/29(5)	2,256	2,266
Triton Water Holdings, Inc. First Lien (3 month Term SOFR + 3.512%) 8.846%, 3/31/28(5)	6,293	6,293
		27,640

Food and Drug—0.1%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 9.080%, 10/25/27(5)	1,786	1,793
Forest Prod / Containers—0.3%
Altium Packaging LLC 2024, Tranche B (1 month Term SOFR + 2.500%) 7.844%, 6/11/31(5)	1,695	1,691
Mauser Packaging Solutions Holding Co. (1 month Term SOFR + 3.500%) 8.829% - 8.837%, 4/15/27(5)	3,813	3,816
	Par Value	Value

Forest Prod / Containers—continued
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.708%, 3/3/28(5)	$ 7,359	$ 7,339
		12,846

Gaming / Leisure—1.3%
Alterra Mountain Co. Tranche B (1 month Term SOFR + 3.750%) 0.000%, 5/31/30(5)(10)	200	201
Caesars Entertainment, Inc. Tranche B (3 month Term SOFR + 2.750%) 8.097%, 2/6/30(5)	3,179	3,176
Carnival Corp. 2027 (1 month Term SOFR + 2.750%) 8.094%, 8/8/27(5)	3,434	3,445
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 8.014%, 10/31/29(5)	4,410	4,414
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.250%) 7.585%, 11/25/30(5)	6,477	6,473
Hilton Grand Vacations Borrower LLC (1 month Term SOFR + 2.750%) 8.094%, 1/17/31(5)	1,142	1,141
Hilton Worldwide Finance LLC Tranche B-4 (1 month Term SOFR + 1.750%) 7.095%, 11/8/30(5)	4,705	4,708
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.585%, 8/1/30(5)	6,885	6,910
Playa Hotels & Resorts B.V. (1 month Term SOFR + 2.750%) 8.094%, 1/5/29(5)	4,685	4,685
Playtika Holding Corp. Tranche B-1 (1 month Term SOFR + 2.864%) 8.208%, 3/13/28(5)	5,943	5,939
Scientific Games Holdings LP 2024 (1 month Term SOFR + 3.000%) 8.306%, 4/4/29(5)	4,618	4,607
Scientific Games International, Inc. Tranche B-1 (1 month Term SOFR + 2.750%) 8.080%, 4/14/29(5)	3,183	3,181
UFC Holdings LLC Tranche B-3 (3 month Term SOFR + 3.012%) 8.336%, 4/29/26(5)	6,178	6,189
Wyndham Hotels & Resorts, Inc. (1 month Term SOFR + 1.750%) 7.094%, 5/24/30(5)	3,910	3,911
		58,980

Health Care—0.9%
CHG Healthcare Services, Inc.
2023 (1 month Term SOFR + 3.750%) 9.094%, 9/29/28(5)	776	777
First Lien (1 month Term SOFR + 3.364%) 8.708%, 9/29/28(5)	2,325	2,327
Concentra Health Services, Inc. Tranche B (1 month Term SOFR + 2.250%) 0.000%, 6/26/31(5)(10)	830	832

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
DaVita, Inc. 2019, Tranche B-1 (1 month Term SOFR + 2.000%) 7.344%, 5/9/31(5)	$ 8,750	$ 8,722
Medline Borrower LP (1 month Term SOFR + 2.250%) 7.582%, 10/23/28(5)	1,550	1,550
Parexel International, Inc. First Lien (1 month Term SOFR + 3.364%) 8.708%, 11/15/28(5)	4,295	4,302
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.694%, 4/20/29(5)	5,659	5,631
Phoenix Guarantor, Inc. Tranche B-4 (1 month Term SOFR + 3.250%) 8.594%, 2/21/31(5)	5,928	5,909
Radnet Management, Inc. Tranche B (3 month Term SOFR + 2.500%) 7.827%, 4/23/31(5)	1,250	1,249
Select Medical Corp. Tranche B-1 (1 month Term SOFR + 3.000%) 8.344%, 3/6/27(5)	6,285	6,283
		37,582

Housing—0.3%
84 Lumber Co. 2023, Tranche B-1 (1 month Term SOFR + 2.250%) 7.594%, 11/29/30(5)	1,443	1,449
MI Windows & Doors LLC 2024 (1 month Term SOFR + 3.500%) 8.844%, 3/28/31(5)	495	497
Quikrete Holdings, Inc. 2029, Tranche B (1 month Term SOFR + 2.250%) 7.594%, 3/19/29(5)	5,460	5,460
Standard Industries, Inc. (1 month Term SOFR + 2.000%) 7.344%, 9/22/28(5)	5,786	5,796
		13,202

Information Technology—0.9%
Applied Systems, Inc. 2024, First Lien (3 month Term SOFR + 3.500%) 8.835%, 2/24/31(5)	14,211	14,306
Boost Newco Borrower LLC Tranche B (3 month Term SOFR + 3.000%) 8.335%, 1/31/31(5)	2,635	2,635
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.708%, 9/21/28(5)	4,035	4,034
Epicor Software Corp. Tranche E (1 month Term SOFR + 3.250%) 8.594%, 5/30/31(5)	3,287	3,299
Go Daddy Operating Co. LLC Tranche B-7 (1 month Term SOFR + 1.750%) 7.094%, 5/21/31(5)	420	420
Iron Mountain Information Management LLC Tranche B (1 month Term SOFR + 2.250%) 7.594%, 1/31/31(5)	3,129	3,112
	Par Value	Value

Information Technology—continued
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.944%, 10/9/29(5)	$ 198	$ 198
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 8.089%, 3/3/30(5)	6,398	6,424
UKG, Inc. Tranche B (1 month Term SOFR + 3.250%) 8.576%, 2/10/31(5)	5,327	5,344
		39,772

Manufacturing—0.5%
Alliance Laundry Systems LLC Tranche B (3 month Term SOFR + 3.600%) 8.899%, 10/8/27(5)	5,163	5,176
Chart Industries, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.678%, 3/15/30(5)	4,296	4,307
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 8.958%, 10/21/28(5)	6,002	6,028
Gates Global LLC Tranche B-5 (1 month Term SOFR + 2.250%) 7.594%, 6/4/31(5)	5,125	5,128
		20,639

Media / Telecom - Broadcasting—0.3%
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.958%, 9/18/26(5)	4,264	4,272
Univision Communications, Inc.
2021 (1 month Term SOFR + 3.364%) 8.708%, 3/15/26(5)	3,386	3,386
2024, First Lien (1 month Term SOFR + 3.614%) 8.958%, 1/23/29(5)	3,285	3,245
		10,903

Media / Telecom - Cable/Wireless Video—0.8%
Charter Communications Operating LLC Tranche B-2 (3 month Term SOFR + 1.750%) 7.052%, 2/1/27(5)	5,326	5,318
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.594%, 9/18/30(5)	7,696	7,298
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.829%, 1/18/28(5)	8,045	7,718
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.708%, 8/2/29(5)	5,570	5,539
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.596%, 11/12/27(5)	4,369	4,333

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.943%, 1/31/28(5)	$ 6,700	$ 6,397
		36,603

Media / Telecom - Diversified Media—0.2%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.329%, 10/30/30(5)	2,061	2,061
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.406%, 4/11/29(5)	6,217	5,841
		7,902

Media / Telecom - Telecommunications—0.2%
Cincinnati Bell, Inc. Tranche B-2 (1 month Term SOFR + 3.350%) 8.694%, 11/22/28(5)	6,999	6,961
Numericable U.S. LLC Tranche B-12 (3 month LIBOR + 3.688%) 9.278%, 1/31/26(5)(9)	1,391	1,101
		8,062

Metals / Minerals—0.0%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 9.094%, 8/18/30(5)	1,221	1,227
Retail—0.3%
Harbor Freight Tools USA, Inc. (1 month Term SOFR + 2.500%) 7.844%, 6/11/31(5)	6,335	6,313
Peer Holding III B.V. Tranche B-4 (3 month Term SOFR + 3.250%) 8.585%, 10/28/30(5)	2,953	2,954
PetsMart LLC (1 month Term SOFR + 3.850%) 9.194%, 2/11/28(5)	4,730	4,711
		13,978

Service—1.2%
AlixPartners LLP (1 month Term SOFR + 2.614%) 7.958%, 2/4/28(5)	5,244	5,245
Asplundh Tree Expert LLC (1 month Term SOFR + 1.750%) 7.096%, 5/23/31(5)	2,365	2,362
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.835%, 4/20/29(5)	2,911	2,915
Camelot U.S. Acquisition I Co. Tranche B-1 (1 month Term SOFR + 2.750%) 8.094%, 1/31/31(5)	5,247	5,253
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.750%) 8.096%, 1/18/29(5)	5,625	5,625
	Par Value	Value

Service—continued
GFL Environmental, Inc. 2024 (3 month Term SOFR + 2.000%) 7.321%, 6/27/31(5)	$ 985	$ 985
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(5)	5,559	5,569
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 8.097%, 11/23/28(5)	8,092	8,095
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.458%, 1/21/28(5)	8,226	8,238
Prime Security Services Borrower LLC 2024, Tranche B-1 (1-3 month Term SOFR + 2.250%) 7.579%, 10/13/30(5)	5,715	5,710
St. George’s University Scholastic Services LLC
(1 month Term SOFR + 2.750%) 8.094%, 2/10/29(5)	3,448	3,442
(1 month Term SOFR + 2.750%) 8.094%, 2/10/29(5)	—	—
		53,439

Transportation - Automotive—0.2%
Clarios Global LP 2024 (1 month Term SOFR + 3.000%) 8.344%, 5/6/30(5)	5,072	5,079
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.341%, 10/28/27(5)	4,837	4,417
		9,496

Utilities—0.4%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.844%, 8/22/29(5)	2,023	2,033
KBR, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.594%, 1/17/31(5)	2,678	2,690
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 2.000%) 7.344%, 12/20/30(5)	4,172	4,173
Vistra Zero Operating Co. LLC (1 month Term SOFR + 2.750%) 8.094%, 4/30/31(5)	1,147	1,152
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.750%) 8.094%, 1/27/31(5)	8,719	8,720
		18,768

Total Leveraged Loans (Identified Cost $486,341)		485,469

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
	Shares	Value
Preferred Stock—0.1%
Financials—0.1%
JPMorgan Chase & Co. Series HH, 4.600%	4,159(11)	$ 4,101
Total Preferred Stock (Identified Cost $4,159)		4,101

Total Long-Term Investments—98.3% (Identified Cost $4,454,274)		4,334,930

Securities Lending Collateral—1.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 5.191%)(12)(13)	64,329,715	64,330
Total Securities Lending Collateral (Identified Cost $64,330)		64,330

TOTAL INVESTMENTS—99.7% (Identified Cost $4,518,604)		$4,399,260
Other assets and liabilities, net—0.3%		12,140
NET ASSETS—100.0%		$4,411,400

Abbreviations:
ABS	Asset-Backed Securities
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
SOFR	Secured Overnight Financing Rate
WaMu	Washington Mutual

Footnote Legend:
(1)	All or a portion of security is on loan.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2024, these securities amounted to a value of $2,654,021 or 60.2% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Variable rate security. Rate disclosed is as of June 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(6)	Amount is less than $500 (not in thousands).
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	No contractual maturity date.
(9)	At June 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology.
(10)	This loan will settle after June 30, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(13)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	89%
Canada	1
United Kingdom	1
Mexico	1
Netherlands	1
Cayman Islands	1
France	1
Other	5
Total	100%
† % of total investments as of June 30, 2024.
As of June 30, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
Epicor Software Corp. 2024 0.000%, 5/23/31	$386	$385	$387	$2
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Short Term Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$254,387	$—	$254,387	$—
Foreign Government Securities	121,496	—	121,496	—
Mortgage-Backed Securities	1,104,286	—	1,093,256	11,030
Asset-Backed Securities	1,165,131	—	1,159,659	5,472
Corporate Bonds and Notes	1,200,060	—	1,200,060	—
Leveraged Loans	485,469	—	485,469	—(1)
Equity Securities:
Preferred Stock	4,101	—	4,101	—
Securities Lending Collateral	64,330	64,330	—	—
Total Investments	$4,399,260	$64,330	$4,318,428	$16,502

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended June 30, 2024.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR SHORT TERM BOND FUND NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.